Taxes (Details)	12 Months Ended
Dec. 31, 2024
Taxes [Line Items]
Profits tax rate percentage	7.00%
Income tax rate percentage	25.00%
VAT tax rate percentage	13.00%
Tax rate percentage	17.00%
Tax rate percentage	3.00%
Tax rate depends on location of entities percentage	7.00%
Tax rate for city area percentage	5.00%
Tax rate for other area percentage	1.00%
National education fund tax based on VAT percentage	3.00%
Local education fund tax based on VAT percentage	2.00%
Income tax rate	10.00%
Hong Kong [Member]
Taxes [Line Items]
Profits tax rate percentage	16.50%
PRC [Member]
Taxes [Line Items]
Statutory tax rate	25.00%